LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 9:- LEASES

Lease agreements:

The Group as a lessee:

The Group’s facilities are leased under several lease agreements for periods ending up to 2033, with options to extend the leases ending up to 2038. In addition, the Group has various operating lease agreements with respect to motor vehicles.

The components of operating lease costs were as follows:

	Year Ended December 31,
	2025	2024	2023
Fixed lease cost	$5,237	$9,850	$10,979
Variable lease cost	332	393	477
Sublease income	-	(173)	(1,167)
Total net lease costs	$5,569	$10,070	$10,289

The Group’s operating lease agreements have remaining lease terms ranging from one year to 12.46 years, including agreements with options to extend the leases for up to six years.

The following table represents the weighted-average remaining lease term and discount rate:

Year Ended December 31, 2025
Weighted average remaining lease term	8 years
Weighted average discount rate	5.05%

The following table presents supplemental cash flows information related to the lease costs for operating leases:

Year Ended December 31,
2025
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$7,122

The discount rate was determined based on the estimated incremental borrowing rate of the Group.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2026	$6,658
2027	5,547
2028	4,953
2029	4,714
2030	4,826
2031 and thereafter	20,780
Total lease payments	$47,478
Less - imputed interest	$(9,495)
Present value of lease liabilities	$37,983

In November 2022, the Company entered into a new lease agreement in Park Naimi, which is located near Messubim Junction in Israel (the “New Lease Agreement”). The New Lease Agreement replaced the previous lease agreement in Israel which was originally scheduled to expire in January 2024 and was extended until April 2024. Pursuant to the New Lease Agreement, the Company leases from the landlord an approximately 10,500 square foot facility (the “Premises”). The lease of the Premises commenced in July 2023. The initial lease term under the New Lease Agreement is for seven years. The Company additionally holds options under the New Lease Agreement to extend the lease term for additional periods of five years. At the commencement date, the Company recognized ROU assets and lease liabilities related to the New Lease Agreement in the amount of $25,810.

The Group as a lessor:

Revenue from sales-type leases is presented on a gross basis when the Group enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business. The Group’s leases generally do not provide for a residual value guarantee. The Group’s lease arrangements are generally comprised of fixed lease payments and do not include options to purchase the underlying assets and to extend or terminate the lease.

Interest income for the years ended December 31, 2025, 2024 and 2023 were $406, $390 and $266, respectively, and were included in financial income (expenses), net in the consolidated statement of operations.

At the commencement date of sales-type leases for the years ended December 31, 2025, 2024 and 2023, the Group recognized $16,082, $15,707 and $15,937 of product revenue, respectively. As of the commencement date of sales-type leases for the year ended December 31, 2025, 2024 and 2023, the Group recognized $823, $1,406 and $4,178 cost of product revenue, respectively. The Group’s short-term net investment in a lease receivable as of December 31, 2025 and 2024, were $12,985 and $11,682, respectively and are presented within trade receivables in the consolidated balance sheets. The Group’s long-term net investment in a lease receivable as of December 31, 2025 and 2024, were $13,065 and $15,753, respectively, and are presented within long-term trade receivables in the consolidated balance sheets.

The following table illustrates the Group’s future sales-type lease receipts as of December 31, 2025:

Year ending December 31,
2026	$9,035
2027	6,306
2028	3,426
2029	750
2030	257
2031 and thereafter	5,255
Total future minimum receipts	$25,029
Less - unearned interest income	$(518)
Total	$24,511